Stock Options and Warrants (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of warrants activity [Abstract]
Warrants Outstanding, Beginning balance	188,376	76
Weighted Average Price Per Share, Beginning balance		$ 2,636.00
Warrants Outstanding, Assumed in recapitalization		900,000
Weighted Average Price Per Share, Assumed in recapitalization		$ 2.00
Warrants Outstanding, Cancelled in recapitalization		(76)
Weighted Average Price Per Share, Cancelled in recapitalization		$ 2,636.00
Warrants Outstanding, Exchanged pursuant to recapitalization		(900,000)
Weighted Average Price Per Share, Exchanged pursuant to recapitalization		$ 2.00
Warrants Outstanding, Issued post-recapitalization		188,376
Weighted Average Price Per Share, Issued post-recapitalization		$ 12.00
Warrants Outstanding, Exercised
Weighted Average Price Per Share, Exercised
Warrants Outstanding, Ending balance	1,461,377	188,376
Weighted Average Price Per Share, Ending balance	$ 4.60	$ 12.00
Warrants Outstanding, Issued	889,376
Weighted Average Price Per Share, Issued	$ 5.025
Warrants Outstanding, Cancelled pursuant to modification	(191,814)
Weighted Average Price Per Share, Cancelled pursuant to modification	$ 12.00
Warrants Outstanding, Reissued pursuant to modification	575,440
Weighted Average Price Per Share, Reissued pursuant to modification	$ 4.00